Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 12,701	$ 39,164	$ 23,474
Corporate owned life insurance	11,509	10,747
Other assets	2,728	1,940
Total assets	405,124	401,812
Liabilities and Stockholders' Equity
Subordinated debentures	4,124	4,124
Stockholders' equity	41,496	40,390	38,871
Total liabilities and stockholders' equity	405,124	401,812
Parent Company
Assets
Cash and cash equivalents	3,455	2,608	$ 2,117
Investment in the Bank	39,412	38,644
Corporate owned life insurance	0	318
Other assets	2,814	3,076
Total assets	45,681	44,646
Liabilities and Stockholders' Equity
Subordinated debentures	4,124	4,124
Other liabilities	61	133
Stockholders' equity	41,496	40,389
Total liabilities and stockholders' equity	$ 45,681	$ 44,646